Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and with Item 402(v) of Regulation S-K, we provide the following disclosure regarding “executive compensation actually paid” (CAP), calculated in accordance with the SEC rules, and certain Company performance for the years listed below.

This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to Company performance, or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For example, the Compensation Committee does not use CAP as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executive’s incentive compensation. Please refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its compensation decisions.

The information provided under this Pay versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent the Company specifically incorporates it by reference.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Stockholder Return (f)	Peer Group Total Stockholder Return(3) (g)	After Tax Net Income (in millions) (h)	Adjusted EBITDA (in millions) (i)
2022	$39,318,892	$44,590,917	$2,405,595	$3,205,364	$159	$66	$944	$2,223
2021	$21,145,853	$36,963,649	$2,395,200	$4,041,589	$135	$89	$830	$1,905
2020	$23,564,264	$17,368,770	$3,934,418	$3,771,789	$95	$88	$808	$1,996

(1)
Perry A. Sook served as the Company’s PEO (Chairman and Chief Executive Officer) for each year presented. The dollar amounts shown in column (b) are the amounts of total compensation reported for Mr. Sook for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The individuals comprising the non-PEO NEO for each year presented are listed below:

2022	2021	2020
Thomas E. Carter	Thomas E. Carter	Thomas E. Carter
Lee Ann Gliha	Lee Ann Gliha	Timothy C. Bush(4)
Andrew Alford	Andrew Alford	Gregory R. Raifman(5)
Sean Compton	Sean Compton	Dana Zimmer
Dana Zimmer	Dana Zimmer

(2)
The dollar amounts shown for CAP in columns (c) and (e) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and non-PEO NEOs. The following is a reconciliation of the “Total” column of SCT and the CAP for each of the applicable years.

	PEO			Non-PEO NEOs
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table	$39,318,892	$21,145,853	$23,564,264	$2,405,595	$2,395,200	$3,934,418
Less: Grant date fair value of equity awards made during the applicable year and unvested at applicable year end	(33,308,029)	(15,510,127)	(18,306,887)	(927,756)	(1,131,540)	(2,528,617)
Plus: Year-end fair value of equity awards made during the applicable year and unvested at applicable year end	32,378,979	21,697,552	15,597,050	933,377	1,167,755	3,684,712
Change in fair value of equity awards made in prior years and unvested at applicable year end	3,960,129	6,777,536	(1,424,081)	442,343	924,521	(251,802)
Change in fair value of equity awards made in prior years and vested during applicable year	2,240,946	2,852,835	(2,061,576)	351,805	685,653	(844,385)
Less: Fair value of equity awards made in prior years that are forfeited during applicable year	—	—	—	—	—	(222,537)
Compensation Actually Paid	$44,590,917	$36,963,649	$17,368,770	$3,205,364	$4,041,589	$3,771,789

(3)
Represents the weighted peer group cumulative total stockholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group comprise of the following publicly traded companies identified in Part 1, Item 5. of our Annual Report on Form 10-K as of December 31, 2022: Gray Television, Inc., TEGNA Inc., Sinclair Broadcast Group, Inc., The E.W. Scripps Company, Fox Corporation and Paramount Global.
(4)
On June 1, 2021, Mr. Busch retired from his position at Nexstar.
(5)
On March 31, 2021, Mr. Raifman’s employment agreement with the Company ended and was not renewed.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Perry A. Sook served as the Company’s PEO (Chairman and Chief Executive Officer) for each year presented.The individuals comprising the non-PEO NEO for each year presented are listed below:

2022	2021	2020
Thomas E. Carter	Thomas E. Carter	Thomas E. Carter
Lee Ann Gliha	Lee Ann Gliha	Timothy C. Bush(4)
Andrew Alford	Andrew Alford	Gregory R. Raifman(5)
Sean Compton	Sean Compton	Dana Zimmer
Dana Zimmer	Dana Zimmer

Peer Group Issuers, Footnote [Text Block]	The peer group comprise of the following publicly traded companies identified in Part 1, Item 5. of our Annual Report on Form 10-K as of December 31, 2022: Gray Television, Inc., TEGNA Inc., Sinclair Broadcast Group, Inc., The E.W. Scripps Company, Fox Corporation and Paramount Global.
PEO Total Compensation Amount	$ 39,318,892	$ 21,145,853	$ 23,564,264
PEO Actually Paid Compensation Amount	44,590,917	36,963,649	17,368,770
Non-PEO NEO Average Total Compensation Amount	2,405,595	2,395,200	3,934,418
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,205,364	4,041,589	3,771,789
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company Cumulative TSR Compensation Actually Paid (in millions) $60 $45 $30 $15 $- $200 $160 $120 $80 $40 $- 2020 2021 2022 Cumulative TSR (value of initial $100 investment) PEO Average for Non-PEO NEOs Company Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]	and Adjusted EBITDA(1) Compensation Actually Paid (in millions) $50 $40 $30 $20 $10 $- 2020 2021 2022 $2,250 $2,100 $1,950 $1,800 $1,650 Adjusted EBITDA (in millions) PEO Average for Non-PEO NEOs Adjusted EBITDA

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Net Income(1)

(1)
The Company’s Net Income and Adjusted EBITDA are driven by political advertising revenue financial cycle. As such, the Company’s cash flow increases in election years (even-numbered years) and declines in non-election years (odd-numbered years).

Total Shareholder Return Vs Peer Group [Text Block]	eer Group Cumulative TSR Cumulative TSR (value of initial $100 investment) $200 $160 $120 $80 $40 $- 2019 2020 2021 2022 Company Cumulative TSR Peer Group Cumulative TSR
Total Shareholder Return Amount	$ 159	135	95
Peer Group Total Shareholder Return Amount	66	89	88
Net Income (Loss)	$ 944,000,000	$ 830,000,000	$ 808,000,000
Company Selected Measure Amount	2,223,000,000	1,905,000,000	1,996,000,000
PEO Name	Perry A. Sook	Perry A. Sook	Perry A. Sook
Adj to Peo and Non-PEO NEO Compensation Footnote [Text Block]	The following is a reconciliation of the “Total” column of SCT and the CAP for each of the applicable years.

	PEO			Non-PEO NEOs
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table	$39,318,892	$21,145,853	$23,564,264	$2,405,595	$2,395,200	$3,934,418
Less: Grant date fair value of equity awards made during the applicable year and unvested at applicable year end	(33,308,029)	(15,510,127)	(18,306,887)	(927,756)	(1,131,540)	(2,528,617)
Plus: Year-end fair value of equity awards made during the applicable year and unvested at applicable year end	32,378,979	21,697,552	15,597,050	933,377	1,167,755	3,684,712
Change in fair value of equity awards made in prior years and unvested at applicable year end	3,960,129	6,777,536	(1,424,081)	442,343	924,521	(251,802)
Change in fair value of equity awards made in prior years and vested during applicable year	2,240,946	2,852,835	(2,061,576)	351,805	685,653	(844,385)
Less: Fair value of equity awards made in prior years that are forfeited during applicable year	—	—	—	—	—	(222,537)
Compensation Actually Paid	$44,590,917	$36,963,649	$17,368,770	$3,205,364	$4,041,589	$3,771,789

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2022 to our performance was Adjusted EBITDA. For purposes of determining eligibility for annual cash bonus payments and performance vesting under performance-based restricted stock units, the Company uses its calculation of Adjusted EBITDA (which is calculated in a manner consistent with the calculation of EBITDA that is referenced in the employment agreement) which is the primary financial metric it uses in its annual and quarterly earnings releases. A reconciliation of Adjusted EBITDA to Net Income for the year ended December 31, 2022 can be found on the Company’s Q4 2022 earnings release filed with the SEC on February 28, 2023 (Exhibit 99.1 to Current Report on Form 8-K).

The Company does not consider any performance measures other than Adjusted EBITDA and Net Revenue as the most important performance measures used by us to link CAP to the NEOs to company performance for 2022.

PEO [Member] | Less: Grant Date Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (33,308,029)	$ (15,510,127)	$ (18,306,887)
PEO [Member] | Plus: Year-end Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,378,979	21,697,552	15,597,050
PEO [Member] | Change in Fair Value of Equity Awards Made in Prior Years and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,960,129	6,777,536	(1,424,081)
PEO [Member] | Change in Fair Value of Equity Awards Made in Prior Years and Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,240,946	2,852,835	(2,061,576)
Non-PEO NEO [Member] | Less: Grant Date Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(927,756)	(1,131,540)	(2,528,617)
Non-PEO NEO [Member] | Plus: Year-end Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	933,377	1,167,755	3,684,712
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Made in Prior Years and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	442,343	924,521	(251,802)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Made in Prior Years and Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 351,805	$ 685,653	(844,385)
Non-PEO NEO [Member] | Less: Fair Value of Equity Awards Made in Prior Years That are Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (222,537)